Long Term Debt (Details) - Schedule of Aggregate Maturities of Long-Term Debt - Mar. 31, 2022 ₨ in Millions, $ in Millions		INR (₨)	USD ($)
Schedule of Aggregate Maturities of Long Term Debt [Abstract]
2023	[1]	₨ 7,480	$ 98.6
2024	[1]	6,497	85.6
2025	[1]	34,676	457.1
2026	[1]	5,755	75.9
2027		34,011	448.3
Thereafter	[1]	34,521	455.0
Total: aggregate maturities of long-term debt	[1]	122,940	1,620.5
Less: carrying value of unamortized debt financing costs	[1]	(1,189)	(15.7)
Net maturities of long-term debt	[1]	121,751	1,604.8
Less: current portion of long-term debt	[1]	9,209	121.4
Long-term debt	[1]	₨ 112,542	$ 1,483.4

[1]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2022 as per Reserve Bank of India.